Goodwill - Sensitivity to Change in Assumptions (Details) - Core Services	Dec. 31, 2025
Budgeted revenue growth (change in pp)
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount	(2.1)
Target operating margin at the end of the budgeted period (change in pp)
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount	(10)